Subsequent Events (Details Narrative)			1 Months Ended
	Jan. 10, 2023 $ / shares shares	Dec. 05, 2022 USD ($) $ / shares shares	Dec. 20, 2022
IfrsStatementLineItems [Line Items]
Number of warrants issued | shares		6,716,499
Option to purchase description			The Company has an option to purchase the leased property, and the Company has paid $6,000 of option premium. The Company must deposit $25,000 by December 1, 2023 to exercise the option the purchase the property for $1,600,000, against which the option premium of $6,000, the initial deposit of $25,000, and seventy-five percent of paid rent will be credited towards the purchase price. The Company has a right to extend the lease and option terms through calendar year 2024. If the Company extends, a second option premium payment of $15,000 is due by December 1, 2023, monthly rent will be $9,0000 per month, and the property purchase price will be $1,700,000. If extended, both premium payments, the initial deposit of $25,000, and fifty percent of rents paid will apply against the purchase price.
Shares announced for issuance | shares	200,000
Options granted | shares	6,400,000
Exercisable price | $ / shares	$ 0.15
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Principal Amount | $		$ 2,000,000
Bear interest rate		9.00%
Conversion price | $ / shares		$ 0.20
Exercise price | $ / shares		$ 0.25